Average Annual Total Returns - Eaton Vance International Small-Cap Fund - Eaton Vance International Small-Cap Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI World ex USA Small Cap Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.07%	6.49%	8.04%
A
Prospectus [Line Items]
Average Annual Return, Percent	9.84%	0.41%	5.26%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.96%	(0.35%)	4.62%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	0.43%	4.27%
I
Prospectus [Line Items]
Average Annual Return, Percent	16.09%	1.72%	6.08%